Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ (153)	$ 1,120
Canada, Dollars | Currency Risk | Cash and cash equivalents subject to foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	958	2,517
Canada, Dollars | Currency Risk | Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	877	524
Canada, Dollars | Currency Risk | Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,274	877
Canada, Dollars | Currency Risk | Debt (Note 20)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,029	1,044
Reduced by: Debt designated as a hedging instrument in our net investment hedge | Canada, Dollars | Currency Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 315	$ 0